Accounts Receivable, Net and Accounts Receivable, Net – Related Party - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable, gross	$ 73,872	$ 1,288,000
Accounts receivable – related party, gross	769,231
Less: allowance for expected credit loss	(8,275)	(100,535)
Total	$ 834,828	$ 1,187,465